                         ANNUAL REPORT / MARCH 31 2001

                         AIM TAX-FREE INTERMEDIATE FUND


                                    [Artwork]


                                [AIM FUNDS LOGO]

                           -- Registered Trademark --

                                    Artwork

                     -------------------------------------

                     THE LIBRARY BY FELIX EDOUARD VALLOTTON

         VALLOTTON'S WORK IS WIDELY DIVERSIFIED AND COMPRISES MORE THAN

         200 ENGRAVINGS, INNUMERABLE DRAWINGS, SOME 1,700 PAINTINGS, A

         FEW SCULPTURES AS WELL AS A COLLECTION OF WRITINGS. HIS QUIET

       PAINTING OF THE LIBRARY REFLECTS THE ORDER, DIVERSITY AND PATIENCE

                            OF LONG-TERM INVESTING.

                     -------------------------------------

AIM Tax-Free Intermediate Fund is for shareholders who seek to earn a high level of income exempt from federal taxes. The fund purchases high-quality municipal bonds maturing in 10 1/2 years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o Had the advisor not absorbed fund expenses in the past, the returns would have been lower.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                         AIM TAX-FREE INTERMEDIATE FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER

                  Dear Fellow Shareholder:

                  It's an honor to address you as the AIM Funds' new chairman. I
[PHOTO OF         feel privileged to succeed Ted Bauer, who recently retired as
ROBERT H.         AIM's chairman after a long, successful career in the
GRAHAM]           investment industry. Ted has always shown the highest degree of integrity and commitment to excellence, and I have always admired him greatly. I'm also proud to be part of the team that launched AIM almost 25 years ago. From the beginning, AIM has been a very people-oriented, service-minded company, and I plan to carry on that tradition for our shareholders, financial advisors and employees.

CONTRASTING MARKETS
The year covered by this report illustrated well the advantages of a diversified investment portfolio. The stock market and certain segments of the bond market (particularly the high-yield sector) were rather unsettling for much of 2000, and uncertainty continued into the first quarter of 2001. By contrast, the municipal-bond market turned in very attractive returns. While the S&P 500 declined by 21.67% during the year ended March 31, 2001, the Lehman Municipal Bond Index returned 10.92%, driving home the importance of spreading your investments across different types of assets.

OUR DISCIPLINE
Regardless of market conditions, we at AIM continue to manage our funds with the same security-selection disciplines that have produced excellent long-term performance for so many of our funds. Your fund's investment criteria are detailed in its prospectus, and you and your financial advisor decide whether a fund invested in that manner complements your other holdings and suits your long-term investment goals. We believe that relying on a professional financial advisor is always the wisest choice for investors, especially when various segments of the market perform so dissimilarly.

REASONS FOR OPTIMISM
The Federal Reserve Board lowered interest rates three times during the first quarter of 2001, and many expect more cuts in the months to come. While there is much concern that the economy's record expansion may be rolling over to recession, the Fed has achieved its goal of slowing the economy and has now reversed course, adding liquidity and lowering rates. Historically, falling interest rates have been a powerful catalyst for reinvigorating the economy. Declining interest rates also bode well for bonds, including municipal bonds.

YOUR FUND MANAGERS' COMMENTS
In the following pages, your fund's portfolio managers discuss market activity and how they managed your fund during the fiscal year ended March 31, 2001. We trust you will find their comments informative. If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services Department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



MUNICIPAL BONDS OFFER SAFE HAVEN FROM RECENT STOCK-MARKET VOLATILITY

HOW DID AIM TAX-FREE INTERMEDIATE FUND PERFORM?
Although the fund is managed more for tax-free income than for total return, for the fiscal year ended March 31, 2001 the fund returned 9.11% at net asset value, that is, without sales charges.
   At the close of the fiscal year, the fund's 30-day distribution rate, at maximum offering price, was 4.36%, which represented a taxable equivalent yield of 7.22%. The fund's 30-day SEC yield was 3.62% at maximum offering price (MOP), for a taxable-equivalent yield of 5.99%. That tax-equivalent yield represented 122% of the yield on a 10-year U.S. Treasury note, which stood at 4.93% on March 31.
   Net asset value per share remained within a narrow range of $10.46 and $11.20 during the fiscal year, continuing the fund's history of relative price stability. Over the course of the fiscal year, the fund's total net assets rose sharply, from $353 million to $608 million.

FUND PERFORMANCE
As of 3/31/01

FUND VS. 10-YEAR U.S. TREASURY NOTE
================================================================================
30-DAY DISTRIBUTION RATE AT MOP                       4.36%

TAXABLE-EQUIVALENT DISTRIBUTION RATE AT MOP           7.22*

30-DAY SEC YIELD AT MAXIMUM OFFERING PRICE            3.62

TAXABLE-EQUIVALENT 30-DAY SEC YIELD                   5.99*
AT MAXIMUM OFFERING PRICE

10-YEAR U.S. TREASURY NOTE                            4.93

* Assumes highest marginal federal income tax rate of 39.6%.

Sources: Bloomberg, Lehman Brothers.
================================================================================

HISTORY OF NET ASSET VALUE STABILITY
5/11/87-3/31/01
================================================================================
10       5/11/87      10.61    6/94
9.93     6/87         10.56    9/94
9.59     9/87         10.38    12/94
9.79     12/87        10.67    3/95
9.89     3/88         10.76    6/95
9.82     6/88         10.84    9/95
9.86     9/88         10.92    12/95
9.81     12/88        10.79    3/96
9.69     3/89         10.72    6/96
9.94     6/89         10.74    9/96
9.77     9/89         10.8     12/96
9.99     12/89        10.73    3/97
9.89     3/90         10.86    6/97
9.93     6/90         10.97    9/97
9.88     9/90         11.06    12/97
10.01    12/90        11.05    3/98
10.07    3/91         11.04    6/98
10.07    6/91         11.2     9/98
10.2     9/91         11.16    12/98
10.33    12/91        11.13    3/99
10.27    3/92         10.87    6/99
10.43    6/92         10.82    9/99
10.55    9/92         10.68    12/99
10.58    12/92        10.71    3/00
10.74    3/93         10.72    6/30/00
10.87    6/93         10.83    9/29/00
11.03    9/93         11.04    12/31/01
11.02    12/93        11.17    3/30/01
10.62    3/94

There is no guarantee that the fund will maintain a constant NAV. Investment return will vary, so you may have a gain or loss when you sell shares. Past performance cannot guarantee comparable future results.
================================================================================

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?
A sharply declining stock market and a Federal Reserve Board (Fed) increasingly concerned about the risk of recession contributed to a strong bond market during the fiscal year. Indeed, while the stock market (as represented by the S&P 500) returned -21.67% during the fiscal year, the bond market (as represented by the Lehman Aggregate Bond Index) returned 12.53%.
   Stock-market volatility prompted investors to move at least some of their assets into the more stable bond market. Both stock and bond investors showed a preference for quality and stability rather than risk.
   In December 2000, the Fed changed its emphasis from warding off potential inflation to warding off potential recession. Three times in 2001--twice in January and again in March--the Fed lowered short-term interest rates by 50 basis points (for a total decrease of 150 basis points, or 1.5%) in an effort to stimulate an economy that had suddenly and sharply decelerated. These Fed rate cuts have led to lower short-term yields and higher longer-term yields, producing a more positively shaped yield curve.

WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL-BOND MARKET DURING THE YEAR?
New issues of municipal securities totaled $240.4 billion in calendar year 2000, 8.9% lower than the $264.0 billion in municipal bonds issued in calendar year 1999. Issuance was especially slow early in 2000 as the Fed was raising interest rates. In this rising-interest-rate environment, states and localities were reluctant to issue new debt; also, the strong economy and relatively high tax revenues made doing so unnecessary. Rising interest rates also held down refunding issuance, which totaled $34.9 billion in calendar year 2000, just half the $70.1 billion issued in 1999.
   Later in 2000 and early in 2001, issuance increased as it became clear that the Fed had finished raising interest rates. Issuance during the first quarter of 2001 totaled $57 billion, up sharply from the first quarter of 2000 when issuance totaled just $39 billion. In November, 22 of the 25 largest bond issues won voter approval. This--together with lower interest rates--suggests that issuance may increase later this year.

WHAT TYPES OF BONDS ARE IN THE FUND'S PORTFOLIO?
At the close of the reporting period, the fund's portfolio included these types of bonds:

o Revenue bonds, which are issued to finance public-works projects and which are supported directly by the revenues of those projects.

          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



o General obligation bonds, which are backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality.
o Escrowed and pre-refunded bonds, whose repayment is guaranteed by the funds from a second bond issue, which usually are invested in U.S. Treasury bonds.

    Revenue bonds often are considered more attractive, especially in uncertain economic times. Since many public-works projects (water and sewer improvements, for example) are necessities, demand for them remains constant regardless of economic conditions.

WHAT DID THE FUND'S PORTFOLIO LOOK LIKE AT THE CLOSE OF THE FISCAL YEAR?
As one might expect, the basic characteristics of the fund's portfolio changed little during the fiscal year:

o The portfolio consisted entirely of investment-grade bonds. Bonds rated A or higher composed 100% of the fund's holdings at the beginning of the fiscal year and 90% at its close.
o The portfolio's average credit quality was AA+ as rated by Standard & Poor's, a widely-known credit-rating agency--unchanged from a year ago.
o Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--accounted for 57% of the fund's portfolio at the end of the fiscal year, down slightly from 60% at the beginning of the year.

    However, we increased the number of holdings in the portfolio somewhat during the course of the year. At the beginning of the fiscal year, the fund held 259 bonds, and at its close it held 372.

PORTFOLIO COMPOSITION
As of 3/31/01, based on total net assets

================================================================================
TOP FIVE BOND HOLDINGS               COUPON      MATURITY      % OF NET ASSETS
--------------------------------------------------------------------------------
District of Columbia                  5.50%      06/01/09           2.31%

San Antonio, Texas, Electric & Gas    5.25       02/01/10           1.81

Capital Trust Agency                  3.60       12/01/32           1.78

Bexar County, Texas                   3.45       09/15/26           1.75

Texas Association of School Boards    4.75       08/31/01           1.65

     [PIE CHART]

PORTFOLIO QUALITY RATING

A              15.5%                   Number of Holdings       372
AA             16.5%                   WAM                      5.71 years
AAA            57.8%                   Duration                 4.31 years
BBB/NOT RATED  10.2%                   Average Quality Rating   AA+

The fund's portfolio is subject to change, and there is no assurance that it will continue to hold any particular security.
================================================================================

WHAT WERE CONDITIONS LIKE WHEN THE FISCAL YEAR ENDED ON MARCH 31?
At the close of the fiscal year, economic indicators were mixed. Housing and auto sales remained relatively strong by historical standards. However, despite a sharp rebound in March, consumer confidence remained relatively low. Companies in a variety of industries continued to issue earnings or revenue warnings and to announce layoffs. The Fed's series of three short-term interest-rate cuts during the first quarter of 2001 seemed to signal that it was taking seriously the risk of economic slowdown--and would do whatever was necessary to ensure that the slowdown was contained.
    Interest-rate reductions have historically reinvigorated the economy and been positive for economic growth. A more accommodating Fed--together with a volatile stock market and an aging population--seem likely to keep the bond market strong. While lower interest rates generally produce lower yields, they tend to keep bond prices stable or appreciating, which contributes positively to overall total return.

--------------------------------------------------------------------------------
READ THIS REPORT ONLINE!
A new service--electronic delivery of fund reports and prospectuses--is now available. You can read the same AIM report you are reading now--online. Once you sign up for the service, we will send you a link to the report via e-mail. If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.
    Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."
    If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY



YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM TAX-FREE INTERMEDIATE FUND VS. BENCHMARK INDEX

(5/11/87-3/31/01)

in thousands
================================================================================
                AIM TAX-FREE            LEHMAN MUNICIPAL
             INTERMEDIATE FUND             BOND INDEX
--------------------------------------------------------------------------------
5/11/87             9901                     9950.44
3/88               10307                    10793
3/89               10745                    11845.7
3/90               11670                    12791.5
3/91               12643                    13971.5
3/92               13706                    15367.5
3/93               15077                    17291.5
3/94               15600                    17692.6
3/95               16406                    19007.2
3/96               17400                    20600.4
3/97               18154                    21722.6
3/98               19568                    24050.3
3/99               20599                    25541.2
3/00               20744                    25520.9
3/01               22633                    28308.2

                 $22,633                    $28,308

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

ABOUT THIS CHART
The chart compares your fund to a benchmark index. It is intended to give you a general idea of how your fund performed compared to the bond market over the period 5/11/87-3/31/01. (Data for the index is for the period 4/30/87-3/31/01.) It is important to understand the difference between your fund and an index. Your fund's total return is shown with a sales charge, and it includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio. Unlike your fund, the index is not managed; therefore, there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

AVERAGE ANNUAL TOTAL RETURNS

As of 3/31/01, including sales charges
================================================================================
Inception (5/11/87)             6.06%
10 years                        5.89
 5 years                        5.19
 1 year                         8.00*

 *9.11% excluding sales charges
================================================================================

Your fund's total return includes sales charges, expenses and management fees. For fund performance calculations and a description of the index cited on this page, please see the inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                        ANNUAL REPORT / FOR CONSIDERATION



AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

                         AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS
March 31, 2001

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE

ALABAMA-1.01%

Alabama Special Care
  Facilities Financing
  Authority (Birmingham
  Charity Obligation
  Group); Hospital Series
  1997 RB
  4.95%, 11/01/07(b)(c)      NRR    Aaa      $   900   $    946,854
-------------------------------------------------------------------
Alabama State Municipal
  Electric Authority; Power
  Supply Series 1991 A RB
  6.30%, 09/01/01(d)         AAA    Aaa          400        405,084
-------------------------------------------------------------------
  6.50%, 09/01/01(b)(c)      AAA    Aaa        1,000      1,023,720
-------------------------------------------------------------------
Jefferson (County of)
  (School Improvements
  Project); Limited Tax
  Series 2000 GO
  5.05%, 02/15/09(d)         AAA    Aaa        1,000      1,059,810
-------------------------------------------------------------------
Lauderdale & Florence
  (County of) Health Care
  Authority (Coffee Health
  Group Project);
  Unlimited Tax Series 1999
    A GO
  5.00%, 07/01/07(d)         AAA    Aaa        1,000      1,049,620
-------------------------------------------------------------------
  Unlimited Tax Series 2000
    A RB
  5.25%, 07/01/04(d)         AAA    Aaa        1,195      1,250,651
-------------------------------------------------------------------
  5.50%, 07/01/08(d)         AAA    Aaa          385        415,946
===================================================================
                                                          6,151,685
===================================================================

ALASKA-0.47%

Alaska State Housing
  Financing Corp.; Series
  1991 A-1 RB
  4.90%, 12/01/07(d)         AAA    Aaa          760        791,479
-------------------------------------------------------------------
Anchorage (City of);
  Unlimited Tax Series 1994
  GO
  5.50%, 07/01/06(d)         AAA    Aaa        1,950      2,082,756
===================================================================
                                                          2,874,235
===================================================================

AMERICAN SAMOA-0.84%

American Samoa (Territory
  of); Refunding Unlimited
  Tax Series 2000 GO
  5.50%, 09/01/01(d)          A      --        1,010      1,017,242
-------------------------------------------------------------------
  5.75%, 09/01/03(d)          A      --        1,120      1,158,024
-------------------------------------------------------------------
  6.00%, 09/01/06(d)          A      --        1,585      1,683,872
-------------------------------------------------------------------
  6.00%, 09/01/07(d)          A      --        1,150      1,224,646
===================================================================
                                                          5,083,784
===================================================================

ARIZONA-4.49%

Arizona Agriculture
  Improvement and Power
  District (Salt River
  Project); Refunding
  Series 1993 B RB
  5.38%, 01/01/09             AA    Aa2        1,000      1,039,790
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
ARIZONA-(CONTINUED)

Arizona State
  Transportation Board
  (Highway Project);
  Refunding Series 1993 A
  RB
  6.00%, 07/01/08             AA    Aa2      $   800   $    900,216
-------------------------------------------------------------------
Arizona State
  Transportation Board
  (Maricopa County Regional
  Area Road); Series 1992 A
  RB
  5.40%, 07/01/01(d)         AAA    Aaa        1,150      1,156,176
-------------------------------------------------------------------
Central Arizona Water
  Conservation District
  (Central Arizona
  Project); Series 1991 B
  RB
  6.20%, 11/01/01(d)         AAA    Aaa        3,070      3,123,541
-------------------------------------------------------------------
Flagstaff (City of);
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 07/01/07(d)         AAA    Aaa        1,900      2,019,016
-------------------------------------------------------------------
  5.00%, 07/01/08(d)         AAA    Aaa        2,530      2,689,188
-------------------------------------------------------------------
  5.00%, 07/01/09(d)         AAA    Aaa        2,700      2,864,457
-------------------------------------------------------------------
Maricopa County Unified
  School District #4 (Mesa
  Project of 1995);
  Unlimited Tax Series 1998
  E GO
  5.00%, 07/01/09(d)         AAA    Aaa        1,900      2,003,645
-------------------------------------------------------------------
Maricopa County Unified
  School District #11
  (Peoria Project of 1991);
  Unlimited Tax Series 1995
  GO
  5.50%, 07/01/10(b)(c)      AAA    Aaa        1,365      1,475,033
-------------------------------------------------------------------
Maricopa County Unified
  School District #28
  (Kyrene Elementary);
  Refunding Unlimited Tax
  Series 2001 A GO
  5.00%, 07/01/11(d)          --    Aaa        2,165      2,293,016
-------------------------------------------------------------------
Maricopa County Unified
  School District #41
  (Gilbert Project of
  1988); Unlimited Tax
  Series 1992 E GO
  6.20%, 07/01/02(b)         AAA    Aaa        1,250      1,295,063
-------------------------------------------------------------------
Mohave County Unified
  School District #1 (Lake
  Havasu); Unlimited Tax
  Series 1996 A GO
  5.40%, 07/01/06(d)         AAA    Aaa          200        215,658
-------------------------------------------------------------------
Navajo County Unified
  School District #6
  (Herber-Overgaard);
  Unlimited Tax Series 1997
  A GO
  5.00%, 07/01/07(d)         AAA    Aaa          450        477,792
-------------------------------------------------------------------
Navajo County Unified
  School District #32 (Blue
  Ridge); Refunding
  Unlimited Tax Series 2001
  GO
  5.00%, 07/01/09(d)         AAA     --        1,175      1,246,569
-------------------------------------------------------------------
  5.00%, 07/01/10(d)         AAA     --        1,300      1,379,924
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
ARIZONA-(CONTINUED)

Phoenix (City of) Street
  and Highway User;
  Refunding Sr. Lien Series
  1992 RB
  6.20%, 07/01/02             AA     A1      $ 1,000   $  1,034,690
-------------------------------------------------------------------
Tempe (City of) Unified
  High School District #213
  (Project of 1989);
  Unlimited Tax Series 1992
  B GO
  5.88%, 07/01/01(b)(c)       A+    NRR        1,000      1,016,470
-------------------------------------------------------------------
Yuma Industrial Development
  Authority (Yuma Regional
  Medical Center Project);
  Refunding Hospital Series
  1997 RB
  5.70%, 08/01/06(d)         AAA    Aaa        1,000      1,086,240
===================================================================
                                                         27,316,484
===================================================================

ARKANSAS-1.28%

Arkansas State Development
  Finance Authority;
  Correction Facility
  Series 1996 RB
  6.25%, 10/01/06(d)         AAA    Aaa        1,800      2,018,628
-------------------------------------------------------------------
Arkansas State Development
  Finance Authority, State
  Agencies Facilities
  (Department Correction
  Project);
  Series 1999 A RB
  4.50%, 11/01/01(d)         AAA    Aaa        1,190      1,199,532
-------------------------------------------------------------------
  5.00%, 11/01/05(d)         AAA    Aaa        1,125      1,186,976
-------------------------------------------------------------------
Little Rock (City of )
  Health Facility Board
  (Baptist Medical Center);
  Refunding Hospital Series
  1991 RB
  6.70%, 11/01/04(d)         AAA    Aaa        1,400      1,525,720
-------------------------------------------------------------------
North Little Rock (City
  of); Refunding Electric
  Series 1992 A RB
  6.00%, 07/01/01(d)         AAA    Aaa          500        503,360
-------------------------------------------------------------------
Paragould (City of); Water
  Sewer and Electric Series
  2000 RB
  4.90%, 12/01/09(d)         AAA    Aaa          295        311,160
-------------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding and Improvement
  Limited Tax Series 1997
  GO
  5.20%, 04/01/07(d)          --    Aaa        1,000      1,067,760
===================================================================
                                                          7,813,136
===================================================================

CALIFORNIA-0.24%

Folsom (City of) (School
  Facilities Project);
  Unlimited Tax Series 1994
  B GO
  6.00%, 08/01/02(d)         AAA    Aaa          500        519,515
-------------------------------------------------------------------
Inglewood (City of) (Daniel
  Freeman Hospital Inc.);
  Insured Hospital Series
  1991 RB
  6.50%, 05/01/01(b)         NRR    NRR          400        401,084
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
CALIFORNIA-(CONTINUED)

San Francisco (City and
  County of) Parking
  Authority; Parking Meter
  Series 1994 RB
  6.75%, 06/01/05(d)         AAA    Aaa      $   500   $    561,730
===================================================================
                                                          1,482,329
===================================================================

COLORADO-0.36%

Boulder (County of); Open
  Space Capital Improvement
  Trust Fund Series 1998 RB
  5.25%, 12/15/09            AA-     --        1,000      1,068,860
-------------------------------------------------------------------
Colorado Department of
  Transportation; Series
  2000 RAN 6.00%,
  06/15/06(d)                AAA    Aaa        1,000      1,103,800
===================================================================
                                                          2,172,660
===================================================================

CONNECTICUT-1.17%

Connecticut (State of)
  Development Authority
  (Corporate Independent
  Living Project); VRD
  Health Care Series 1990
  RB (LOC-Chase Manhattan
  Bank)
  3.25%, 07/01/15(e)          --   VMIG1       1,748      1,748,000
-------------------------------------------------------------------
Connecticut (State of)
  Residential Recovery
  Authority (Bridgeport
  Resco Co. LP Project);
  Refunding Series 1999 RB
  5.13%, 01/01/09(d)         AAA    Aaa        1,000      1,064,610
-------------------------------------------------------------------
Connecticut (State of)
  Special Tax Obligation
  (2nd Lien Transportation
  Infrastructure-1); VRD
  Series 1990 RB
  3.25%, 12/01/10(e)         A-1   VMIG1       2,046      2,046,000
-------------------------------------------------------------------
New Haven (City of);
  Unlimited Tax Series 1997
  GO
  6.00%, 02/15/06(d)         AAA    Aaa        2,050      2,256,107
===================================================================
                                                          7,114,717
===================================================================

DELAWARE-0.48%

Delaware (State of)
  Economic Development
  Authority (Delmarva Power
  & Light Co.); Refunding
  Facilities Series 2000 C
  RB
  5.50%, 07/01/10(b)(c)       A-     A3        2,045      2,150,686
-------------------------------------------------------------------
Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB
  6.00%, 07/01/01(b)(c)      AAA    Aaa          750        755,280
===================================================================
                                                          2,905,966
===================================================================

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE

DISTRICT OF COLUMBIA-4.12%

District of Columbia;
  Refunding Unlimited Tax
  GO
  Series 1993 B-2
  5.50%, 06/01/07(d)         AAA    Aaa      $ 3,000   $  3,234,840
-------------------------------------------------------------------
  Series 1999 B
  5.50%, 06/01/09(d)         AAA    Aaa       13,000     14,081,730
-------------------------------------------------------------------
  Series 1993 B-1
  5.50%, 06/01/09(d)         AAA    Aaa        1,250      1,354,012
-------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series 1992
  B GO
  6.13%, 06/01/02(b)(c)      AAA    Aaa           60         63,106
-------------------------------------------------------------------
District of Columbia
  (American Association of
  Advancement Science);
  Refunding Series 1997 RB
  5.00%, 01/01/05(d)         AAA    Aaa          800        835,128
-------------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/08(d)         AAA    Aaa          500        535,355
-------------------------------------------------------------------
  5.25%, 07/01/09(d)         AAA    Aaa          510        545,848
-------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding
  Hospital Series A RB
  Series 1993
  5.50%, 08/15/06(b)         AAA    Aaa          500        541,125
-------------------------------------------------------------------
  Series 1996
  6.00%, 08/15/06(b)         AAA    Aaa        1,550      1,714,780
-------------------------------------------------------------------
  Series 1997
  6.00%, 08/15/07(b)         AAA    Aaa          500        558,045
-------------------------------------------------------------------
Washington D.C. Convention
  Center Authority; Senior
  Lien Dedicated Tax Series
  1998 RB
  5.25%, 10/01/09(d)         AAA    Aaa        1,500      1,608,195
===================================================================
                                                         25,072,164
===================================================================

FLORIDA-6.24%

Broward (County of)
  (Wheelabrator); Resource
  Recovery Refunding Series
  2001 A RB
  5.00%, 12/01/07            AA-     A3        5,530      5,758,278
-------------------------------------------------------------------
  5.38%, 12/01/10            AA-     A3          655        691,352
-------------------------------------------------------------------
  Resource Recovery
  Refunding Series 2001 B
  RB
  5.50%, 12/01/08            AA-     A3        3,000      3,226,530
-------------------------------------------------------------------
Capital Trust Agency
  (Reliance Community
  Revitalization); VRD
  Multifamily Housing
  Series 2000 B RB
  3.60%, 12/01/32(e)(f)      AAA     --       10,818     10,818,000
-------------------------------------------------------------------
Crossings at Fleming Island
  Community Development
  District; Refunding
  Special Assessment Series
  2000 B RB
  4.95%, 05/01/02(d)         AAA    Aaa          870        887,052
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
FLORIDA-(CONTINUED)

Florida State Board of
  Education; Lottery Series
  2000 B RB
  5.75%, 07/01/10(d)         AAA    Aaa      $ 1,000   $  1,119,260
-------------------------------------------------------------------
Jacksonville (City of)
  Electric Authority
  (Electric System); Sub.
  Series 2001 3-B RB
  4.30%, 10/01/10             AA    Aa2        5,000      4,965,350
-------------------------------------------------------------------
Miami Beach (City of)
  Health Facilities
  Authority (South Shore
  Hospital); Refunding
  Hospital Series 1998 A RB
  4.80%, 08/01/08             A      --        1,000      1,001,160
-------------------------------------------------------------------
Orange (County of) Health
  Facilities Authority
  (Presbyterian Retirement
  Communities Project); VRD
  Series 1998 RB (LOC-Bank
  of America N.A.)
  3.60%, 11/01/28             --     --        3,645      3,645,000
-------------------------------------------------------------------
Palm Beach (County of)
  (Land Acquisition
  Project); Unlimited Tax
  Series 2001 A GO
  4.30%, 06/01/11            AAA    Aa1        1,380      1,383,312
-------------------------------------------------------------------
Palm Beach (County of)
  Solid Waste Authority;
  Refunding Series 1997 A
  RB
  5.50%, 10/01/06(d)         AAA    Aaa        3,000      3,253,740
-------------------------------------------------------------------
Village Center Community
  Development District;
  Refunding Recreational
  Series 1998 A RB
  5.50%, 11/01/10(d)         AAA    Aaa        1,105      1,214,517
===================================================================
                                                         37,963,551
===================================================================

GEORGIA-2.12%

Albany (City of) Sewer
  System; Series 1992 RB
  6.30%, 07/01/02(b)         AAA    Aaa          500        518,815
-------------------------------------------------------------------
College Park Business and
  Industrial Development
  Authority; Civic Center
  Project Series 2000 RB
  5.25%, 09/01/01(d)         AAA    Aaa        1,135      1,144,489
-------------------------------------------------------------------
Dalton Utilities; Series
  1999 RB
  5.75%, 01/01/10(d)         AAA    Aaa        1,015      1,129,045
-------------------------------------------------------------------
De Kalb (County of) Private
  Hospital Authority
  (Egleston Children's
  Hospital); VRD Hospital
  Series 1994 A RAC
  (LOC-Suntrust Bank,
  Atlanta)
  3.45%, 03/01/24(e)         AA-    Aa3        1,021      1,021,000
-------------------------------------------------------------------
Fulton (County of) Water
  and Sewer; Refunding
  Series 1992 RB
  5.75%, 01/01/02(d)         AAA    Aaa          715        728,907
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
GEORGIA-(CONTINUED)

Georgia State; Unlimited
  Tax GO
  Series 1998 C
  5.75%, 09/01/01            AAA    Aaa      $ 5,000   $  5,053,500
-------------------------------------------------------------------
  Series 1992 B
  6.30%, 03/01/09            AAA    Aaa        1,425      1,633,819
-------------------------------------------------------------------
  Series 1992 B
  6.30%, 03/01/10            AAA    Aaa        1,000      1,157,090
-------------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transportation Authority;
  Refunding Sales Tax
  Series 1991 M RB
  6.15%, 07/01/02            AA-     A1          500        513,300
===================================================================
                                                         12,899,965
===================================================================

HAWAII-0.93%

Hawaii (State of);
  Refunding Unlimited Tax
  Series 1997 CQ GO
  5.00%, 10/01/01(d)         AAA    Aaa        3,180      3,208,461
-------------------------------------------------------------------
Hawaii (State of);
  Refunding Unlimited Tax
  Series 1993 CA GO
  5.75%, 01/01/10(d)         AAA    Aaa        1,000      1,104,650
-------------------------------------------------------------------
Honolulu (City and County
  of); Unlimited Tax Series
  1994 B GO
  6.00%, 06/01/04(b)(c)      AAA    Aaa        1,230      1,330,995
===================================================================
                                                          5,644,106
===================================================================

IDAHO-0.08%

Idaho Housing Agency;
  Single Family Mortgage
  Sub. Series 1994 D-1 RB
  5.90%, 07/01/06             --    Aa2          455        487,705
===================================================================

ILLINOIS-9.10%

Chicago (City of); Limited
  Tax Series 1997 GO
  6.00%, 01/01/06(b)         AAA    Aaa          350        383,737
-------------------------------------------------------------------
  6.00%, 01/01/06(d)         AAA    Aaa          150        164,118
-------------------------------------------------------------------
Chicago (City of); Project
  and Refunding Unlimited
  Tax Series 2001 A GO
  5.50%, 01/01/10(d)         AAA    Aaa        1,000      1,088,880
-------------------------------------------------------------------
Chicago (City of)
  Distribution Package
  Facility; Series 1999 RB
  5.25%, 01/01/05(d)          A     Baa1       2,500      2,555,950
-------------------------------------------------------------------
Chicago (City of) Midway
  Airport; Series 1996 A RB
  5.30%, 01/01/08(d)         AAA    Aaa        1,000      1,069,750
-------------------------------------------------------------------
Chicago (City of) Park
  District; Refunding
  Unlimited Tax Series 1995
  GO
  6.00%, 01/01/07(d)         AAA    Aaa        2,000      2,208,640
-------------------------------------------------------------------
Chicago (City of) (Sub
  Central Loop
  Redevelopment); Tax
  Increment Allocation
  Series 2000 A
  6.50%, 12/01/08(d)          A      --        8,000      8,808,560
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Cook (County of); Unlimited
  Tax Series 1991 GO
  6.75%, 11/01/01(b)(c)      AAA    Aaa      $ 2,500   $  2,601,375
-------------------------------------------------------------------
Elk Grove Park District;
  Unlimited Tax Series 1992
  GO
  6.45%, 04/01/02(b)(c)      AAA    Aaa        1,140      1,176,890
-------------------------------------------------------------------
Hoffman Estates Multifamily
  Housing (Park Place
  Apartments Project);
  Refunding Series 1996 RB
  5.75%, 06/01/06(b)(c)      AAA     --        1,400      1,462,790
-------------------------------------------------------------------
Hoffman Estates Tax
  Increment (Economic
  Development Project);
  Refunding Series 1997 RB
  5.00%, 11/15/06(d)         AAA    Aaa        2,500      2,599,450
-------------------------------------------------------------------
Illinois Development
  Finance Authority
  (Adventist Health);
  Series 1997 A RB
  5.25%, 11/15/02(d)         AAA    Aaa        1,315      1,354,305
-------------------------------------------------------------------
Illinois Development
  Finance Authority
  (American College of
  Surgeons); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  3.60%, 08/01/26(e)         A-1+    --        6,237      6,237,000
-------------------------------------------------------------------
Illinois Development
  Finance Authority
  (Citizens Utility Company
  Project); Series 1997 IDR
  4.80%, 08/01/25             A      --        1,000        990,800
-------------------------------------------------------------------
Illinois Educational
  Facilities Authority (MJH
  Educational Assistance);
  Series 1999 B RB
  4.63%, 09/01/04(b)(c)      AAA    Aaa          350        361,627
-------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (National Louis
  University); VRD Series
  1999 A RB (LOC-American
  National Bank & Trust)
  3.54%, 06/01/29(e)         A-1     --        7,300      7,300,000
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Advocate
  Network Health Care);
  Series 2000 RB
  5.00%, 11/15/01             AA     A1          660        665,174
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Children's
  Memorial Hospital);
  Series 1999 A RB
  5.50%, 08/15/07(d)         AAA    Aaa        1,580      1,698,137
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Hospital); Obligated
  Group Series 2001 A RB
  5.00%, 02/15/09(d)         AAA    Aaa        1,000      1,053,740
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital); Series 1991 A
  RB
  5.55%, 10/01/06(d)         AAA    Aaa          500        540,170
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Health Facilities
  Authority (Revolving Fund
  Pooled); VRD Series 1985
  D RB (LOC-Bank One,
  Illinois N.A.)
  3.55%, 08/01/15(e)         A-1   VMIG1     $ 2,994   $  2,994,000
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (The Carle
  Foundation); Series 1998
  A RB
  5.25%, 07/01/09(b)         AAA    Aaa        1,000      1,063,130
-------------------------------------------------------------------
Illinois Regional
  Transportation Authority;
  Series 1994 B RB
  6.30%, 06/01/04(b)(c)      AAA    Aaa        1,000      1,099,950
-------------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 2000 RB
  5.50%, 06/15/01            AAA    Aa2        2,250      2,259,585
-------------------------------------------------------------------
Illinois (State of)
  Partners (Departmental
  Central Management
  Services); Series 1999
  COP
  4.90%, 07/01/08(d)         AAA    Aaa        1,000      1,050,910
-------------------------------------------------------------------
McHenry (County of) School
  District #47 (Crystal
  Lake); Unlimited Tax
  Series 1999 GO
  5.13%, 02/01/10(d)          --    Aaa        1,250      1,320,388
-------------------------------------------------------------------
Warrenville (City of) Tax
  Increment; Series 2000 RB
  5.25%, 05/01/07(d)         AAA    Aaa        1,170      1,251,397
===================================================================
                                                         55,360,453
===================================================================

INDIANA-2.74%

Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(d)         AAA    Aaa        1,095      1,156,320
-------------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated
  Group); VRD Series 1997 D
  RB
  5.00%, 11/01/07(b)(e)       --    Aaa        3,210      3,396,983
-------------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Revenue Series 2000 A RB
  (LOC-Bank of America)
  3.55%, 07/01/28(e)         A-1+    --        7,307      7,307,000
-------------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System); Refunding
  Special Obligation
  1st-Crossover Series 1998
  B RB
  4.80%, 01/01/09(d)         AAA    Aaa        2,000      2,030,640
-------------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Airport Facilities Lease
  Series 1992 A RB
  6.00%, 11/01/01             AA     A1          500        507,955
-------------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Highway Series 1993 A RB
  5.50%, 06/01/07(d)         AAA    Aaa        1,000      1,084,997
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
INDIANA-(CONTINUED)

Indianapolis (City of);
  Local Public Improvement
  Series 1999 D RB
  5.10%, 01/01/09            AAA    Aaa      $   425   $    450,317
-------------------------------------------------------------------
Porter (County of) Jail
  Building Corporation;
  Refunding First Mortgage
  Series 2001 RB
  5.00%, 01/10/10(d)         AAA    Aaa          700        736,386
===================================================================
                                                         16,670,598
===================================================================

IOWA-0.29%

Des Moines (City of);
  Unlimited Tax Series 2000
  D GO
  5.00%, 06/01/03            AA+    Aa2          745        768,475
-------------------------------------------------------------------
Muscatine (City of);
  Refunding Electric Series
  1986 RB
  5.00%, 01/01/08             A      A3        1,000      1,001,130
===================================================================
                                                          1,769,605
===================================================================

KANSAS-0.56%

Burlington (City of)
  Environmental Improvement
  (Kansas City Power and
  Light Co. Project);
  Refunding Series 1998 D
  RB
  4.35%; 09/01/01(b)(c)      BBB+    A2          250        251,045
-------------------------------------------------------------------
Johnson (County of) Unified
  School District #233;
  Refunding Unlimited Tax
  Sub. Series 2001 B-2 GO
  5.00%, 09/01/11(d)         AAA    Aaa        1,150      1,216,930
-------------------------------------------------------------------
Wyandotte (County of) and
  Kansas (City of) Unified
  Government (Redevelopment
  Project-Area B); Special
  Obligation Series 2001 RB
  5.00%, 12/01/09(d)         AAA    Aaa        1,080      1,146,949
-------------------------------------------------------------------
  5.00%, 12/01/10(d)         AAA    Aaa          750        795,968
===================================================================
                                                          3,410,892
===================================================================

KENTUCKY-0.34%

Carrollton and Henderson
  Public Energy Authority;
  Gas Series 1998 B RB
  4.20%, 01/01/06(d)         AAA    Aaa        1,000        991,890
-------------------------------------------------------------------
Turnpike Authority
  (Revitalization Project);
  Economic Development Road
  Revitalization Refunding
  Series 2001 A RB
  5.50%, 07/01/11(d)         AAA    Aaa        1,000      1,101,110
===================================================================
                                                          2,093,000
===================================================================

LOUISIANA-2.68%

Jefferson Parish School
  Board; Sales and Use Tax
  Series 1995 RB
  6.00%, 02/01/04(d)         AAA    Aaa        1,720      1,832,230
-------------------------------------------------------------------
Louisiana (State of);
  Refunding Unlimited Tax
  Series 1998 A GO
  5.25%, 04/15/11(d)         AAA    Aaa        1,000      1,067,020
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of);
  Unlimited Tax Series 1993
  A GO
  6.00%, 04/15/07(d)         AAA    Aaa      $ 5,000   $  5,550,850
-------------------------------------------------------------------
Louisiana (State of) Energy
  and Power Authority;
  Power Project Refunding
  Series 2000 RB
  5.75%, 01/01/11(d)         AAA    Aaa        2,500      2,769,050
-------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority (Loop, Inc.);
  Refunding Deepwater Port
  1st Stage Series 1992 B
  RB
  6.00%, 09/01/01             A      A3        1,000      1,010,000
-------------------------------------------------------------------
  6.20%, 09/01/03             A      A3        1,000      1,039,270
-------------------------------------------------------------------
Monroe (City of) School
  District; Refunding
  Unlimited Tax Series 2001
  GO
  4.50%, 03/01/11(d)         AAA    Aaa        1,915      1,934,782
-------------------------------------------------------------------
New Orleans (City of);
  Certificates of
  Indebtedness Series 2000
  RB
  5.50%, 12/01/09(d)         AAA    Aaa        1,000      1,095,010
===================================================================
                                                         16,298,212
===================================================================

MASSACHUSETTS-2.68%

Massachusetts (State of);
  Consumer Lien Unlimited
  Tax Series 2000 A GO
  5.75%, 02/01/09            AA-    Aa2        5,000      5,526,050
-------------------------------------------------------------------
Massachusetts (State of);
  Refunding Limited Tax GO
  Series 1993 C
  4.95%, 08/01/05(d)         AAA    Aaa        5,000      5,236,450
-------------------------------------------------------------------
  Series 1997 A
  5.75%, 08/01/08(d)         AAA    Aaa        5,000      5,540,500
===================================================================
                                                         16,303,000
===================================================================

MICHIGAN-4.62%

Dearborn (City of) Economic
  Development Corp.
  (Oakwood Obligated
  Group); Hospital Series
  1991 A RB
  6.95%, 08/15/01(b)(c)      AAA    Aaa        1,000      1,033,710
-------------------------------------------------------------------
Detroit (City of);
  Refunding Unlimited Tax
  GO Series 1995 B
  6.25%, 04/01/09(d)         AAA    Aaa        4,065      4,413,655
-------------------------------------------------------------------
  Series 1997 B
  5.38%, 04/01/10(d)         AAA    Aaa        1,630      1,755,135
-------------------------------------------------------------------
Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  5.60%, 05/01/01            AAA    Aa1          765        766,308
-------------------------------------------------------------------
Frankenmuth (City of)
  School District;
  Unlimited Tax Series 2000
  GO
  5.50%, 05/01/10            AAA    Aaa          250        272,533
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
MICHIGAN-(CONTINUED)

Jackson (City of) (Downtown
  Development); Limited Tax
  Series 2001 GO
  5.25%, 06/01/10(d)         AAA    Aaa      $   765   $    821,289
-------------------------------------------------------------------
  5.25%, 06/01/11(d)         AAA    Aaa          910        974,301
-------------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series 1991 I RB
  6.40%, 10/01/04            AA+    Aa1        2,000      2,068,240
-------------------------------------------------------------------
Michigan State Hospital
  Finance Authority
  (Ascension Health
  Credit); Series 1999 B RB
  5.20%, 11/15/05(b)(c)       AA    Aa2        4,000      4,085,200
-------------------------------------------------------------------
Michigan State Hospital
  Finance Authority (Bay
  Medical Center);
  Refunding Series 1997 A
  RB
  5.00%, 07/01/02(d)         AAA    Aaa        1,000      1,019,850
-------------------------------------------------------------------
Michigan State Job
  Development Authority
  (General Motors Corp.);
  Pollution Control Series
  1984 RB
  5.50%, 04/01/09             A      A2        2,975      2,986,840
-------------------------------------------------------------------
Taylor (City of);
  Certificates of
  Participation Series 2001
  5.00%, 02/01/11(d)         AAA    Aaa          495        520,473
-------------------------------------------------------------------
Walled Lake (City of)
  Consolidated School
  District; Refunding
  Unlimited Tax Series 2001
  GO
  5.00%, 05/01/11            AAA    Aaa        4,870      5,105,562
-------------------------------------------------------------------
Western Michigan
  University; Series 1991 A
  RB
  6.50%, 07/15/01(b)(c)      AAA    Aaa        2,250      2,315,947
===================================================================
                                                         28,139,043
===================================================================

MINNESOTA-3.40%

Minneapolis (City of);
  Unlimited Tax Increment
  Series 2000 E GO
  5.00%, 03/01/11            AAA    Aaa        3,885      4,073,500
-------------------------------------------------------------------
Minneapolis (City of)
  Special School District
  #1; Unlimited Tax Series
  1997 GO
  5.00%, 02/01/10            AA+    Aa1        1,000      1,034,550
-------------------------------------------------------------------
Osseo (City of) Independent
  School District #279;
  Refunding Unlimited Tax
  Series 2001 B GO
  5.00%, 02/01/11             --    Aa1        3,610      3,793,749
-------------------------------------------------------------------
Ramsey (County of) (Capital
  Improvement); Refunding
  Unlimited Tax Series 1992
  C GO
  5.50%, 12/01/03            AA+    Aaa        1,725      1,816,615
-------------------------------------------------------------------
Roseville (City of)
  Independent School
  District #623 (School
  District Career
  Enhancement Program);
  Unlimited Tax Series 2001
  A GO
  4.50%, 02/01/10             --    Aaa        1,210      1,232,893
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
MINNESOTA-(CONTINUED)

St. Cloud Health Care (St.
  Cloud Hospital Obligation
  Group); Series 2000 A RB
  5.50%, 05/01/06             --    Aaa      $   600   $    646,374
-------------------------------------------------------------------
St. Paul Housing and
  Redevelopment Authority
  (Cretin-Derham Hall
  Project); VRD Series 2001
  RB (LOC-Allied Irish Bank
  PLC)
  3.70%, 02/01/26(e)         A-1     --        7,330      7,330,000
-------------------------------------------------------------------
Southern Minnesota
  Municipal Power Agency;
  Power Supply System
  Series 1992 A RB
  5.60%, 01/01/04             A+     A2          745        784,120
===================================================================
                                                         20,711,801
===================================================================

MISSISSIPPI-0.88%

Adams (County of)
  (Jefferson Davis Memorial
  Hospital Project);
  Hospital Series 1991 RB
  8.00%, 10/01/01(b)(c)       --    Aaa        1,130      1,179,065
-------------------------------------------------------------------
Biloxi (City of)
  Independent School
  District; Unlimited Tax
  Trust Certificates Series
  2001 GO
  5.63%, 04/01/09(d)         AAA    Aaa        1,065      1,168,635
-------------------------------------------------------------------
  5.63%, 04/01/10(d)         AAA    Aaa        1,305      1,435,878
-------------------------------------------------------------------
  5.63%, 04/01/11(d)         AAA    Aaa        1,450      1,596,044
===================================================================
                                                          5,379,622
===================================================================

MISSOURI-0.44%

Missouri (State of) Health
  and Educational
  Facilities Authority
  (Freeman Health Systems
  Project); Hospital Series
  1998 RB
  4.85%, 02/15/07(d)          A      --        1,000      1,011,640
-------------------------------------------------------------------
  5.00%, 02/15/08(d)          A      --          515        522,437
-------------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (Webster University);
  Series 2001 RB
  5.00%, 04/01/11(d)          --    Aaa        1,075      1,129,352
===================================================================
                                                          2,663,429
===================================================================

NEVADA-0.34%

Clark (County of)
  Improvement District #65
  (Lamb Boulevard III);
  Special Assessment Series
  1992
  6.20%, 12/01/02             AA    Aa2          120        124,082
-------------------------------------------------------------------
Nevada (State of) Capital
  Improvement and Cultural
  Affairs; Limited Tax
  Series 1999 A GO
  5.00%, 02/01/10             AA    Aa2        1,500      1,578,600
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
NEVADA-(CONTINUED)

Nevada (State of) Municipal
  Bond Bank Project #38-39;
  Limited Tax Series 1992 A
  GO
  6.00%, 07/01/01(b)         NRR    NRR      $   350   $    352,394
===================================================================
                                                          2,055,076
===================================================================

NEW JERSEY-1.17%

New Jersey State
  Transportation Trust Fund
  Authority (Transportation
  System); Series 1999 A RB
  5.50%, 06/15/10             AA    Aa2        6,000      6,594,420
-------------------------------------------------------------------
Trenton (City of);
  Unlimited Tax Series 1992
  GO
  6.10%, 08/15/02(d)         AAA    Aaa          500        519,040
===================================================================
                                                          7,113,460
===================================================================

NEW MEXICO-0.45%

Farmington Municipal School
  District #5; Refunding
  Unlimited Tax Series 2001
  GO
  5.00%, 09/01/11(d)          --    Aaa        1,000      1,038,820
-------------------------------------------------------------------
New Mexico (State of);
  Severance Tax Series 2000
  5.00%, 07/01/01             AA    Aa2        1,150      1,154,968
-------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  5.50% 06/01/03(b)          AAA    Aaa          500        521,860
===================================================================
                                                          2,715,648
===================================================================

NEW YORK-5.14%

Nassau (County of);
  Unlimited Tax General
  Improvement GO
  Series 2000 E
  5.25%, 03/01/05(d)         AAA    Aaa        3,000      3,166,530
-------------------------------------------------------------------
  Series 1997 V
  5.15%, 03/01/07(d)         AAA    Aaa        2,500      2,656,625
-------------------------------------------------------------------
New York (City of);
  Refunding Series 1996 D
  GO
  5.60%, 11/01/05             A      A2        5,000      5,383,250
-------------------------------------------------------------------
New York (City of);
  Unlimited Tax Series 1996
  G GO
  5.90%, 02/01/05             A      A2        1,150      1,236,848
-------------------------------------------------------------------
New York (City of) Transit
  Authority (Metropolitan
  Transportation
  Authority); Triborough
  Series 1999 A COP
  5.00%, 01/01/08(d)         AAA    Aaa        1,000      1,057,920
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Frances Schervier
  Obligation Group); Series
  1997 RB
  5.50%, 07/01/10(d)         AAA    Aaa        1,205      1,314,233
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
NEW YORK-(CONTINUED)

New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series 1997 A RB
  6.00%, 02/15/05             A      A3      $ 1,000   $  1,079,810
-------------------------------------------------------------------
  6.00%, 08/15/07             A      A3        1,775      1,969,469
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Pace
  University Issue);
  Refunding Series 1997 RB
  6.00%, 07/01/07(d)         AAA    Aaa        1,275      1,423,474
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Upstate Community
  Colleges); Series 1999 A
  RB
  4.38%, 07/01/09(d)         AAA    Aaa        1,000      1,018,310
-------------------------------------------------------------------
New York (State of) Local
  Government Assistance
  Corp.; Refunding Series
  1996 A RB
  5.13%, 04/01/10(d)         AAA    Aaa        5,000      5,281,700
-------------------------------------------------------------------
New York (State of) Medical
  Care Facilities (Hospital
  and Nursing Home);
  Refunding Financial
  Agency Series 1995 A RB
  5.60%, 02/15/05(d)         AAA     --          285        291,524
-------------------------------------------------------------------
New York (State of) Tollway
  Authority; General Series
  1997 D RB
  5.40%, 01/01/10            AA-    Aa3        5,000      5,381,700
===================================================================
                                                         31,261,393
===================================================================

NORTH CAROLINA-2.88%

Charlotte (City of);
  Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10            AAA    Aaa        5,000      5,361,450
-------------------------------------------------------------------
North Carolina (State of)
  Eastern Municipal Power
  Agency (Power System);
  Refunding Series 1993 B
  RB
  7.00%, 01/01/08(d)         AAA    Aaa        1,000      1,158,440
-------------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency #1
  (Catawba Electric);
  Series 1999 A RB
  6.00%, 01/01/07(d)         AAA    Aaa        4,330      4,777,029
-------------------------------------------------------------------
North Carolina (State of)
  (Public Improvement);
  Unlimited Tax Series 1999
  A GO
  5.25%, 03/01/10            AAA    Aaa        5,000      5,385,450
-------------------------------------------------------------------
Winston Salem (City of)
  Certificate Participation
  Series 2001 C
  4.75%, 06/01/11            AA+    Aa2          795        818,866
===================================================================
                                                         17,501,235
===================================================================

NORTH DAKOTA-0.30%

Burleigh (County of) Health
  Care (Medcenter One
  Inc.); Refunding Series
  1999 RB
  5.25%, 05/01/09(d)         AAA    Aaa        1,695      1,800,259
===================================================================

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE

OHIO-2.90%

Franklin (County of);
  Limited Tax Series 1991
  GO
  6.30%, 12/01/01(b)(c)      NRR    NRR      $ 1,500   $  1,560,300
-------------------------------------------------------------------
Greene (County of) Water
  System; Series 1996 A RB
  5.45%, 12/01/06(d)         AAA    Aaa          585        634,625
-------------------------------------------------------------------
Hamilton (County of)
  Hospital Facilities
  (Health Alliance
  Project); VRD Series 1997
  E RB
  3.40%, 01/01/18(d)(e)      A-1+  VMIG1       6,003      6,003,000
-------------------------------------------------------------------
Hilliard (City of) School
  District; Refunding
  Unlimited Tax Series 1992
  GO
  6.15%, 12/01/01(d)         AAA    Aaa          250        254,968
-------------------------------------------------------------------
Montgomery (County of)
  (Catholic Health
  Initiatives); Series 2000
  RB
  5.25%, 12/01/03            AA-    Aa3        1,745      1,801,625
-------------------------------------------------------------------
Ohio (State of) (Elementary
  & Secondary Education
  Facilities);
  Special Obligation
  Series 1997 A RB
  5.10%, 12/01/05             AA    Aa2        1,500      1,591,005
-------------------------------------------------------------------
Ohio State Public
  Facilities Community
  (Mental Health
  Facilities); Series 1998
  II-A RB
  4.50%, 06/01/01(d)         AAA    Aaa        5,300      5,309,434
-------------------------------------------------------------------
Portage (County of)
  (Robinson Memorial
  Hospital); Hospital
  Series 1999 RB
  5.15%, 11/15/08(d)         AAA    Aaa          465        495,072
===================================================================
                                                         17,650,029
===================================================================

OKLAHOMA-1.67%

Claremore (City of) Public
  Works Authority;
  Refunding Capital
  Improvement Series 2000
  RB
  6.00%, 06/01/05(d)          --    Aaa        2,285      2,491,221
-------------------------------------------------------------------
Grady (County of)
  Industrial Authority
  (Correctional
  Facilities); Series 1999
  RB
  5.38%, 11/01/09(d)         AAA    Aaa          360        391,806
-------------------------------------------------------------------
Grand River Dam Authority;
  Refunding Series 1993 RB
  5.50%, 06/01/09(d)         AAA    Aaa        2,000      2,193,840
-------------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)          --    Aaa        1,130      1,219,033
-------------------------------------------------------------------
Norman (City of) Regional
  Hospital Authority;
  Refunding Series 1996 A
  RB
  5.30%, 09/01/07(d)         AAA    Aaa        1,090      1,168,088
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
OKLAHOMA-(CONTINUED)

Oklahoma (State of)
  Development Finance
  Authority (Oklahoma
  Hospital Association);
  Health Facilities
  Pooled Series 2000 A RB
  5.25%, 06/01/05(d)         AAA    Aaa      $   450   $    470,804
-------------------------------------------------------------------
  5.25%, 06/01/06(d)         AAA    Aaa          575        605,975
-------------------------------------------------------------------
  5.25%, 06/01/08(d)         AAA    Aaa          640        674,662
-------------------------------------------------------------------
Okmulgee (County of)
  Governmental Building
  (Authority Sales Tax);
  First Mortgage Series
  2000 RB
  5.60%, 03/01/10(d)          --    Aaa          840        924,588
===================================================================
                                                         10,140,017
===================================================================

OREGON-0.98%

Cow Creek Band (Umpqua
  Tribe of Indians); Series
  1998 B RB
  4.25%, 07/01/03(d)         AAA    Aaa          315        320,922
-------------------------------------------------------------------
Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure);
  Unlimited Tax Series
  1997 GO
  5.00%, 12/01/07(d)         AAA    Aaa        1,145      1,218,177
-------------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03             A+     A1        1,065      1,107,760
-------------------------------------------------------------------
  5.55%, 06/01/04             A+     A1          500        527,920
-------------------------------------------------------------------
Washington (County of)
  School District #15
  (Forest Grove); Unlimited
  Tax Series 2001 GO
  5.00%, 06/15/09             --    Aaa        1,100      1,161,215
-------------------------------------------------------------------
  5.00%, 06/15/10             --    Aaa        1,515      1,604,218
===================================================================
                                                          5,940,212
===================================================================

PENNSYLVANIA-1.51%

Lehigh (County of) General
  Purpose Authority
  (Kidspeace Obligation
  Group); Refunding
  Series 1998 RB
  5.70%, 11/01/09(d)          A      --        1,000      1,056,140
-------------------------------------------------------------------
Pennsylvania (State of);
  Series 2000 RB
  5.50%, 01/15/08(d)         AAA    Aaa        1,000      1,085,780
-------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority;
  Refunding Series 1999 RB
  4.50%, 07/01/08(d)         AAA    Aaa        1,525      1,561,844
-------------------------------------------------------------------
  4.55%, 07/01/09(d)         AAA    Aaa          750        769,133
-------------------------------------------------------------------
Philadelphia (City of)
  School District;
  Refunding Unlimited Tax
  Series 1999 D GO
  5.50%, 03/01/08(d)         AAA    Aaa        2,000      2,168,140
-------------------------------------------------------------------
Susquenita (City of) School
  District; Unlimited Tax
  Series 1997 GO
  5.25%, 09/01/09             --    Aaa          500        504,700
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Trinity Area School
  District; Unlimited Tax
  Series 1991 GO
  6.63%, 11/01/01(b)(c)      AAA    Aaa      $ 2,000   $  2,040,380
===================================================================
                                                          9,186,117
===================================================================

PUERTO RICO-0.08%

Children's Trust Fund;
  Tobacco Settlement
  Revenue Series 2000 RB
  5.00%, 07/01/08             A+    Aa3          500        515,580
===================================================================

RHODE ISLAND-0.32%

Rhode Island (State of);
  Refunding Unlimited Tax
  Series 1992 A GO
  6.10%, 06/15/03(d)         AAA    Aaa        1,000      1,049,960
-------------------------------------------------------------------
Woonsocket (City of);
  Unlimited Tax Series 2000
  GO
  5.25%, 10/01/10(d)          --    Aaa          840        903,689
===================================================================
                                                          1,953,649
===================================================================

SOUTH CAROLINA-1.88%

Berkeley (County of) School
  District (Berkeley School
  Facilities Group
  Inc.); Certificate
  Participant Series 1995
  5.05%, 02/01/07(d)         AAA    Aaa        1,835      1,936,329
-------------------------------------------------------------------
Medical University of South
  Carolina; Hospital
  Facilities Series 1999 RB
  5.50%, 07/01/09             A     Baa2       1,000      1,017,800
-------------------------------------------------------------------
Piedmont (City of)
  Municipal Power Agency;
  Refunding Series 1996 B
  RB
  5.25%, 01/01/08(d)         AAA    Aaa        4,000      4,256,200
-------------------------------------------------------------------
South Carolina (State of)
  Public Service Authority;
  Series 1999 A RB
  5.50%, 01/01/10(d)         AAA    Aaa        1,000      1,087,360
-------------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure; RB
  Series 1998 A
  5.00%, 10/01/04(d)         AAA    Aaa        1,795      1,876,152
-------------------------------------------------------------------
  Series 1999 A
  5.50%, 10/01/09(d)          --    Aaa        1,180      1,287,734
===================================================================
                                                         11,461,575
===================================================================

SOUTH DAKOTA-0.45%

Rapid City (City of); Sales
  Tax Series 1995 A RB
  5.60%, 06/01/05(d)         AAA    Aaa          255        272,791
-------------------------------------------------------------------
South Dakota (State of);
  Lease Trust Certificate
  Series 1993 A RB
  8.20%, 09/01/02(d)         AAA    Aaa          645        686,822
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
SOUTH DAKOTA-(CONTINUED)

South Dakota Health and
  Educational Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(d)         AAA    Aaa      $ 1,680   $  1,790,124
===================================================================
                                                          2,749,737
===================================================================

TENNESSEE-3.16%

Chattanooga (City of);
  Unlimited Tax Series 2001
  GO
  5.00%, 03/01/10             AA    Aa2        1,470      1,550,997
-------------------------------------------------------------------
Johnson (City of) Health
  and Educational
  Facilities Board;
  Refunding Hospital Series
  2000 A RB
  5.50%, 07/01/05(d)         AAA    Aaa        1,975      2,101,282
-------------------------------------------------------------------
Knox (County of); Refunding
  Unlimited Tax Series 2001
  GO
  5.50%, 04/01/11             AA    Aa2        2,500      2,733,075
-------------------------------------------------------------------
Lawrenceburg (City of)
  Public Building Authority
  (Water and Sewer Public
  Works Project); Series
  2001 B RB
  5.00%, 07/01/10(d)         AAA    Aaa        1,010      1,065,752
-------------------------------------------------------------------
Memphis (City of) Sanitary
  Sewer System; Series 2000
  RB
  5.35%, 05/01/09            AA+    Aa2          525        567,861
-------------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Educational Facilities
  Board (Welch Bend
  Apartments);
  Multifamily Housing
  Series 1996 A RB
  5.50%, 01/01/07(b)(c)      AAA    NRR        1,000      1,053,130
-------------------------------------------------------------------
Nashville and Davidson
  (County of) Metropolitan
  Government Health and
  Educational Facilities
  Board (Meharry Medical
  College); Series 1979 RB
  7.88%, 12/01/04(b)          --    Aaa          665        727,204
-------------------------------------------------------------------
Oak Ridge (City of);
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 04/01/11(d)         AAA    Aaa        2,080      2,185,165
-------------------------------------------------------------------
Rutherford (City of)
  (Public Improvement
  Project); Refunding
  Unlimited Tax Series 2001
  GO
  5.00%, 04/01/11             AA    Aa2        3,485      3,669,879
-------------------------------------------------------------------
Tennergy Corp.; Gas Series
  1999 RB
  4.13%, 06/01/09(d)         AAA    Aaa        1,000        933,730
-------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing
  Refunding Series 1993 A
  RB
  5.65%, 01/01/07             AA     A1        1,325      1,378,716
-------------------------------------------------------------------
Tennessee (State of);
  Unlimited Tax Series 1994
  A GO
  5.60%, 03/01/04(b)(c)      AAA    Aa1        1,150      1,230,787
===================================================================
                                                         19,197,578
===================================================================

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE

TEXAS-15.64%

Amarillo (City of) Health
  Facilities Corp. (Baptist
  St. Anthony's Hospital);
  Series 1998 RB
  5.50%, 01/01/10(d)          --    Aaa      $ 1,275   $  1,378,658
-------------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.25%, 02/15/08(d)          --    Aaa        1,000      1,070,000
-------------------------------------------------------------------
Bexar (County of) Housing
  Finance Authority
  (Fountainhead Apts.);
  Refunding VRD Multifamily
  Housing Series 1996 RB
  3.45%, 09/15/26(e)         A-1+    --       10,666     10,666,000
-------------------------------------------------------------------
Canadian River Municipal
  Water Authority
  (Conjunctive Use
  Groundwater); Refunding
  Texas Contract Series
  1999 RB
  5.00%, 02/15/10(d)         AAA    Aaa        2,655      2,788,600
-------------------------------------------------------------------
Dallas (City of) Waterworks
  and Sewer System;
  Refunding Series 2000 RB
  5.50%, 10/01/09             AA    Aa2        1,500      1,638,075
-------------------------------------------------------------------
Fort Worth (City of);
  Refunding and Improvement
  Limited Tax Series 2001
  GO
  5.00%, 03/01/11            AA+    Aa1          500        525,915
-------------------------------------------------------------------
Gatesville Independent
  School District;
  Refunding Unlimited Tax
  School and Building
  Series 1995 GO
  5.80%, 02/01/03(d)          --    Aaa          485        505,055
-------------------------------------------------------------------
Harris (County of) (Port of
  Houston Authority);
  Series 1977 RB
  5.75%, 05/01/02             A      A2          575        583,171
-------------------------------------------------------------------
  5.75%, 05/01/02(d)         AAA    Aaa          555        563,014
-------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Christus Health);
  Series 1999 A RB
  5.38%, 07/01/08(d)         AAA    Aaa        1,000      1,073,290
-------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hermann
  Hospital System Project);
  Refunding Hospital Series
  1998 RB
  5.50%, 06/01/09(d)         AAA    Aaa        5,500      5,953,695
-------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project); Series
  1999 A RB
  5.00%, 10/01/09             AA    Aa2        1,920      1,955,904
-------------------------------------------------------------------
Houston (City of) (Public
  Improvement); Refunding
  Limited Tax Series 2001
  GO
  5.50%, 03/01/09(d)         AAA    Aaa        1,000      1,088,070
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Houston (City of)
  Independent School
  District (Public Property
  Financing Project);
  Contractual Limited Tax
  Series 2000 GO
  5.00%, 07/15/06             AA    Aa3      $ 2,000   $  2,110,800
-------------------------------------------------------------------
Houston (City of) Hotel
  Occupancy
  (Customer Receipts);
  Series 1985 A RB
  7.00%, 07/01/01(b)(c)      AAA    Aaa        5,000      5,046,700
-------------------------------------------------------------------
Houston (City of); Limited
  Tax Series 1992 C GO
  6.25%, 03/01/02(b)(c)      NRR    NRR        1,985      2,040,322
-------------------------------------------------------------------
Katy (City of) Independent
  School District;
  Unlimited Tax Series 1999
  A GO
  5.20%, 02/15/10(d)         AAA    Aaa        1,285      1,365,813
-------------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994 COP
  5.75%, 08/15/01(d)         AAA    Aaa          235        237,204
-------------------------------------------------------------------
Kerrville (City of);
  Refunding Electric Series
  1991 RB
  6.38%, 11/01/01(d)         AAA    Aaa          185        188,432
-------------------------------------------------------------------
La Joya Independent School
  District; Unlimited Tax
  Series 1998 GO
  5.38%, 02/15/10(d)         AAA    Aaa        1,535      1,636,786
-------------------------------------------------------------------
La Marque Independent
  School District;
  Unlimited Tax Series 1992
  GO
  7.50%, 08/15/02(d)         AAA    Aaa          750        792,975
-------------------------------------------------------------------
Lower Colorado River
  Authority; Refunding
  Series 1999 B RB
  6.00%, 05/15/10(d)         AAA    Aaa        1,470      1,662,923
-------------------------------------------------------------------
Lubbock (City of); Series
  1999 COP
  5.00%, 02/15/10             AA    Aa2          680        713,293
-------------------------------------------------------------------
Lubbock Health Facility
  Development Corp.
  (Methodist Hospital);
  Series 1993 B RB
  5.40%, 12/01/05(b)         AAA    Aaa          500        537,145
-------------------------------------------------------------------
McKinney (City of); Limited
  Tax Series 2000 GO
  5.25%, 08/15/07(d)         AAA    Aaa          430        461,411
-------------------------------------------------------------------
  5.25%, 08/15/08(d)         AAA    Aaa          450        482,287
-------------------------------------------------------------------
  5.25%, 08/15/09(d)         AAA    Aaa          475        509,499
-------------------------------------------------------------------
  5.25%, 08/15/10(d)         AAA    Aaa          500        534,860
-------------------------------------------------------------------
McKinney (City of); Texas
  Waterworks and Sewer
  Series 2000 RB
  5.25%, 03/15/08(d)         AAA    Aaa          650        693,563
-------------------------------------------------------------------
  5.25%, 03/15/09(d)         AAA    Aaa          685        732,676
-------------------------------------------------------------------
  5.25%, 03/15/10(d)         AAA    Aaa          725        774,452
-------------------------------------------------------------------
Northside Independent
  School District;
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 02/15/10            AAA    Aaa        2,500      2,637,150
-------------------------------------------------------------------
  5.25%, 02/15/11            AAA    Aaa          555        595,609
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Plano (City of); Unlimited
  Tax Series 2000 GO
  5.25%, 09/01/06            AAA    Aaa      $   600   $    642,756
-------------------------------------------------------------------
  5.13%, 09/01/07            AAA    Aaa          535        570,578
-------------------------------------------------------------------
Plano (City of) Independent
  School District;
  Unlimited Tax Series
  1994 GO
  5.80%, 02/15/05(d)         AAA    Aaa        2,025      2,149,072
-------------------------------------------------------------------
Plano (City of) Independent
  School District;
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 02/15/11            AAA    Aaa        2,500      2,633,175
-------------------------------------------------------------------
Rockwall (City of)
  Independent School
  District; Building and
  Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 02/15/10            AAA    Aaa        1,890      1,993,685
-------------------------------------------------------------------
San Antonio (City of);
  Refunding Unlimited Tax
  Series 1998 A GO
  5.00%, 02/01/11            AA+    Aa2        1,500      1,563,990
-------------------------------------------------------------------
San Antonio (City of)
  Electric and Gas;
  Refunding Series 1998 A
  RB
  5.25%, 02/01/10             AA    Aa1       10,290     10,993,219
-------------------------------------------------------------------
Southlake (City of)
  (Waterworks and
  Sewer-Certificates
  Obligation); Limited Tax
  Series 2000 A GO
  5.40%, 02/15/09(d)         AAA    Aaa          250        270,250
-------------------------------------------------------------------
  5.45%, 02/15/10(d)         AAA    Aaa          235        253,671
-------------------------------------------------------------------
Southlake (City of);
  Limited Tax Increment
  Certificates of
  Obligation Series 2000 E
  GO
  5.00%, 02/15/11(d)         AAA    Aaa          635        660,921
-------------------------------------------------------------------
Tarrant (County of) Housing
  Finance Corp. (Arbors On
  the Park II); Multifamily
  Housing Series 1990 RB
  5.05%, 12/01/07            AAA     --        1,415      1,440,781
-------------------------------------------------------------------
Tarrant (County of) Jr.
  College District; Limited
  Tax Series 1994 GO
  5.05%, 02/15/10             AA    Aa2        1,425      1,482,043
-------------------------------------------------------------------
Texas Association of School
  Boards; Limited TAN
  Series 2000 A
  4.75%, 08/31/01             --    MIG1      10,000     10,061,900
-------------------------------------------------------------------
Texas Municipal Power
  Agency; Refunding Series
  1992 RB
  5.75%, 09/01/02(b)(c)      AAA    Aaa        1,000      1,034,670
-------------------------------------------------------------------
Texas Tech University
  (Funding System);
  Refunding Improvement
  Series 1999 6 RB
  5.25%, 02/15/11(d)         AAA    Aaa        5,000      5,303,550
-------------------------------------------------------------------
Texas (State of) Turnpike
  Authority (Addison
  Airport Toll Tunnel
  Project); Dallas North
  Tollway Series 1994 RB
  6.30%, 01/01/05(d)         AAA    Aaa          500        543,545
===================================================================
                                                         95,141,153
===================================================================

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE

UTAH-1.27%

Salt Lake City (City of);
  Unlimited Tax Series 1999
    GO
  5.25%, 06/15/09             --    Aaa      $   900   $    968,139
-------------------------------------------------------------------
  Unlimited Tax Series 2001
    GO
  5.00%, 06/15/11             --    Aaa        2,790      2,944,957
-------------------------------------------------------------------
Spanish Fork (City of) Utah
  Electric; Series 2000 RB
  5.00%, 08/15/08(d)          --    Aaa          600        633,996
-------------------------------------------------------------------
  5.00%, 08/15/09(d)          --    Aaa          630        668,398
-------------------------------------------------------------------
  5.00%, 08/15/10(d)          --    Aaa          660        702,075
-------------------------------------------------------------------
Utah (State of) Associated
  Municipal Power System
  (Hunter Project);
  Refunding Series 1994 RB
  5.00%, 07/01/10(d)         AAA    Aaa        1,000      1,034,370
-------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage Series
  1999 E-II RB
  5.05%, 07/01/07            AAA    Aaa          250        260,988
-------------------------------------------------------------------
Utah (State of) (Board of
  Water Resource Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02             AA     --          500        514,290
===================================================================
                                                          7,727,213
===================================================================

VIRGINIA-0.83%

Fairfax (County of) (Public
  Improvement); Unlimited
  Tax Series 1997 A GO
  5.00%, 06/01/07            AAA    Aaa        1,000      1,061,610
-------------------------------------------------------------------
Norfolk (City of)
  Redevelopment and Housing
  Authority (Tidewater
  Community College
  Campus); Educational
  Facility Series 1995 RB
  5.30%, 11/01/04            AA+    Aa1          535        566,527
-------------------------------------------------------------------
  5.40%, 11/01/05            AA+    Aa1          500        536,765
-------------------------------------------------------------------
Peninsula Ports Authority
  (Riverside Health System
  Project); Refunding
  Health System Series 1998
  RB
  5.00%, 07/01/06             AA    Aa2        1,000      1,028,220
-------------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Port Improvement Series
  1992 GO
  6.40%, 11/01/03            AA-     A3          300        311,028
-------------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Public Utility Series
  1992 GO
  5.90%, 11/01/01            AA-     A3          450        457,034
-------------------------------------------------------------------
Virginia (State of) Public
  School Authority;
  Refunding School Funding
  Series 1997 I RB
  5.25%, 08/01/07            AA+    Aa1        1,000      1,076,130
===================================================================
                                                          5,037,314
===================================================================

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE

WASHINGTON-7.71%

Energy Northwest (Project
  #3); Refunding Electric
  Series 2001 A RB
  5.50%, 07/01/10(d)         AAA    Aaa      $ 2,000   $  2,178,120
-------------------------------------------------------------------
  5.50%, 07/01/11(d)         AAA    Aaa        7,500      8,154,450
-------------------------------------------------------------------
King (County of); Refunding
  Unlimited Tax Series 2000
  GO
  5.25%, 12/01/10            AA+    Aaa        4,000      4,310,640
-------------------------------------------------------------------
King (County of); Sewer
  Series 1994 A RB
  5.80%, 01/01/04(b)(c)      AAA    NRR        1,000      1,076,930
-------------------------------------------------------------------
Lewis (County of) Public
  Utility District #1
  (Cowlitz Falls
  Hydroelectronics
  Project); Refunding
  Series 1993 RB
  5.38%, 10/01/08            AA-    Aa1        1,000      1,047,740
-------------------------------------------------------------------
Seattle (City of);
  Refunding Limited Tax
  Series GO
  6.40%, 10/01/01(b)         NRR    NRR          250        253,993
-------------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB
  6.00%, 11/01/01            AA-    Aa2          500        508,100
-------------------------------------------------------------------
Seattle Municipal Light and
  Power; Series 2001 RAN
  4.50%, 03/28/03             --     --        5,000      5,071,000
-------------------------------------------------------------------
Seattle Municipal Light and
  Power (Improvement
  Project); Refunding
  Series 2001 RB
  5.25%, 03/01/11(d)         AAA    Aaa        3,000      3,188,010
-------------------------------------------------------------------
Snohomish (County of)
  Public Utilities District
  # 1; Electric
  Generation System Series 1993
  RB
  5.70%, 01/01/06(d)         AAA    Aaa        4,000      4,205,040
-------------------------------------------------------------------
Snohomish (County of)
  School District #2
  (Everett Project);
  Refunding Unlimited
  Series 2001 GO
  4.50%, 06/01/04            AA+    Aa1          750        770,400
-------------------------------------------------------------------
Snohomish (County of)
  School District #16
  Arlington; Unlimited Tax
  Series 2000 GO
  5.40%, 12/01/08(d)          --    Aaa          915        991,201
-------------------------------------------------------------------
Spokane (City of);
  Unlimited Tax Series 1999
  B GO
  5.40%, 01/01/10(d)         AAA    Aaa        2,075      2,205,953
-------------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R 2000A GO
  5.50%, 01/01/08            AA+    Aa1        1,135      1,229,080
-------------------------------------------------------------------
Washington (State of)
  Department of Ecology;
  Refunding Series 2001 COP
  4.75%, 04/01/09(d)         AAA    Aaa        2,000      2,071,260
-------------------------------------------------------------------
  4.75%; 04/01/11(d)         AAA    Aaa        5,310      5,454,697
-------------------------------------------------------------------
Washington (State of)
  (Motor Vehicle Fuel Tax);
  Unlimited Tax Series 1996
  B GO
  6.50%, 07/01/01            AA+    Aa1        1,400      1,411,214
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
WASHINGTON-(CONTINUED)

Washington (State of)
  Public Power Supply
  System
  (Nuclear Project #1);
  Refunding Series 1993 B
  RB
  5.15%, 07/01/02             --    Aa1      $   610   $    622,170
-------------------------------------------------------------------
  (Nuclear Project #2);
  Refunding Series 1997 B
  RB
  5.50%, 07/01/06             --    Aa1        1,000      1,071,700
-------------------------------------------------------------------
  6.00%, 07/01/07(d)         AAA    Aaa        1,000      1,105,370
===================================================================
                                                         46,927,068
===================================================================

WISCONSIN-2.00%

Chippewa (County of);
  Unlimited Tax Series 2000
  GO
  4.88%, 02/01/03             --    Aa3          615        628,954
-------------------------------------------------------------------
Fond du Lac School
  District; Refunding
  Unlimited Tax Series 2000
  GO
  5.25%, 04/01/11(d)          --    Aaa        1,000      1,060,270
-------------------------------------------------------------------
Milwaukee (City of) Area
  Technical College
  District; Unlimited Tax
  Series 2000 A GO
  4.88%, 12/01/01             --    Aa2        1,855      1,875,850
-------------------------------------------------------------------
Mount Pleasant (City of);
  Refunding Unlimited Tax
  Series 2000 GO
  5.00%, 10/01/02             --    Aa3          680        696,191
-------------------------------------------------------------------
  5.00%, 10/01/03             --    Aa3          765        793,634
-------------------------------------------------------------------
  4.90%, 10/01/04             --    Aa3          805        840,122
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P   MOODY'S    (000)       VALUE
WISCONSIN-(CONTINUED)

Two Rivers (City of) Public
  School District;
  Refunding Unlimited Tax
  Series 2000 GO
  5.50%, 03/01/08(d)          --    Aaa      $   680   $    740,153
-------------------------------------------------------------------
Wausau (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.30%, 04/01/02(b)(c)      NRR    NRR        1,000      1,029,920
-------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.90%, 11/01/05(b)(c)      NRR    NRR        2,060      2,147,241
-------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Marshfield
  Clinic); Series 1997 RB
  5.20%, 02/15/07(d)         AAA    Aaa        2,210      2,341,362
===================================================================
                                                         12,153,697
===================================================================
TOTAL INVESTMENTS-102.24% (Cost $602,411,067)           622,010,152
-------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(2.24)%                   (13,616,868)
-------------------------------------------------------------------
NET ASSETS-100.00%                                     $608,393,284
___________________________________________________________________
===================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not re-rated
RAN  - Revenue Anticipation Notes
RAC  - Revenue Anticipation Certificates
RB   - Revenue Bonds
TAN  - Tax Anticipation Notes
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by the Report of Independent Auditors.
(b)  Secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(e) Demand security; payable on demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/01.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144a under the Securities Act of 1933, as amended. The market value of this security at 03/31/01 represented 1.78% of the Fund's net assets.
(g) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.

See Notes to Financial Statements.
 18

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:

Investments, at market value (cost
  $602,411,067)                                 $622,010,152
------------------------------------------------------------
Receivables for:
  Investments sold                                   462,798
------------------------------------------------------------
  Fund shares sold                                21,900,856
------------------------------------------------------------
  Interest                                         7,305,237
------------------------------------------------------------
Investment for deferred compensation plan             40,019
------------------------------------------------------------
Other assets                                          67,361
============================================================
    Total assets                                 651,786,423
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,690,596
------------------------------------------------------------
  Fund shares reacquired                           6,091,733
------------------------------------------------------------
  Dividends                                          547,378
------------------------------------------------------------
  Deferred compensation plan                          40,019
------------------------------------------------------------
Accrued advisory fees                                  5,880
------------------------------------------------------------
Accrued administrative services fees                  17,533
============================================================
    Total liabilities                             43,393,139
============================================================
Net assets applicable to shares outstanding     $608,393,284
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                       54,461,331
____________________________________________________________
============================================================
  Net asset value and redemption price per
    share                                       $      11.17
____________________________________________________________
============================================================
  Offering price per share:
    (Net asset value of $11.17 divided by
      99.00% of offering price)                 $      11.28
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

INVESTMENT INCOME:

Interest income                                  $20,355,783
============================================================

EXPENSES:

Advisory fees                                      1,250,155
------------------------------------------------------------
Administrative services fees                          83,344
------------------------------------------------------------
Custodian fees                                        12,642
------------------------------------------------------------
Transfer agent fees                                   50,422
------------------------------------------------------------
Registration and filing fees                         168,340
------------------------------------------------------------
Trustees' fees                                         8,967
------------------------------------------------------------
Other                                                138,501
============================================================
    Total expenses                                 1,712,371
============================================================
Less: Expenses paid indirectly                        (7,998)
------------------------------------------------------------
    Net expenses                                   1,704,373
============================================================
Net investment income                             18,651,410
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (2,101,445)
============================================================
Change in net unrealized appreciation of
  investment securities                           20,379,255
============================================================
Net gain from investment securities               18,277,810
============================================================
Net increase in net assets resulting from
  operations                                     $36,929,220
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 18,651,410    $ 15,328,311
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (2,101,445)     (3,662,707)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       20,379,255      (8,785,558)
==========================================================================================
    Net increase in net assets resulting from operations        36,929,220       2,880,046
==========================================================================================
Distributions to shareholders from net investment income       (18,661,900)    (15,337,130)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income                   (95,854)       (293,541)
------------------------------------------------------------------------------------------
Share transactions-net                                         237,091,883     121,381,091
==========================================================================================
    Net increase in net assets                                 255,263,349     108,630,466
==========================================================================================

NET ASSETS:

  Beginning of year                                            353,129,935     244,499,469
==========================================================================================
  End of year                                                 $608,393,284    $353,129,935
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $595,328,453    $358,332,424
------------------------------------------------------------------------------------------
  Undistributed net investment income                              (46,540)        (36,050)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (6,487,714)     (4,386,269)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  19,599,085        (780,170)
==========================================================================================
                                                              $608,393,284    $353,129,935
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

     On March 31, 2001, undistributed net investment income was increased by $95,854 and shares of beneficial interest decreased $95,854 as a result of differing book/tax treatment of distributions in excess of net investment income. Net assets of the Fund were unaffected by the classifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund has a capital loss carryforward of $6,393,588 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. Bond Premiums -- It has been the policy of the Fund to amortize market premiums on bond, but not to amortize market discounts on bonds for financial statement reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The fund expects that the impact of the adoption of this principal will not be material to the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                   ANNUAL RATE
----------                                   -----------
First $500 million                              0.30%
--------------------------------------------------------
Over $500 million up to and including $1
  billion                                       0.25%
--------------------------------------------------------
Over $1 billion                                 0.20%
========================================================

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2001, AIM was paid $83,344 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended March 31, 2001, AFS was paid $38,073 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $59,501 from sales of shares of the Fund during the year ended March 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of shares of the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended March 31, 2001, the Fund paid legal fees of $5,124 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended March 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,998 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $7,998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended March 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended March 31, 2001 was $351,191,137 and $158,952,650, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of March 31, 2001 was as follows:

Aggregate unrealized appreciation of
  investment securities                       $19,659,160
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (60,075)
=========================================================
Net unrealized appreciation of investment
  securities                                  $19,599,085
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended March 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold                                                           44,898,669    $ 492,045,360     36,588,213    $ 396,750,803
==========================================================================================================================
Issued as reinvestment of dividends                             1,168,450       12,755,012      1,010,690       10,900,646
==========================================================================================================================
Reacquired                                                    (24,592,929)    (267,708,489)   (26,587,941)    (286,270,358)
==========================================================================================================================
                                                               21,474,190    $ 237,091,883     11,010,962    $ 121,381,091
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                YEAR ENDED MARCH 31,
                                                              --------------------------------------------------------
                                                                2001        2000        1999        1998        1997
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  10.71    $  11.13    $  11.05    $  10.73    $  10.79
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.49        0.48        0.49        0.50        0.50
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.46       (0.41)       0.08        0.32       (0.04)
======================================================================================================================
    Total from investment operations                              0.95        0.07        0.57        0.82        0.46
======================================================================================================================
Distributions to shareholders:
  From net investment income                                     (0.49)      (0.48)      (0.49)      (0.50)      (0.52)
----------------------------------------------------------------------------------------------------------------------
  In excess on net investment income                                --       (0.01)         --          --          --
======================================================================================================================
    Total distributions                                          (0.49)      (0.49)      (0.49)      (0.50)      (0.52)
======================================================================================================================
Net asset value, end of period                                $  11.17    $  10.71    $  11.13    $  11.05    $  10.73
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                   9.11%       0.70%       5.27%       7.79%       4.33%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $608,393    $353,130    $244,499    $200,969    $173,342
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  Including interest expense                                      0.41%(b)    0.42%       0.46%       0.45%       0.56%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              4.48%(b)    4.45%       4.43%       4.56%       4.63%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             40%         50%         32%         22%         26%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Does not include sales charges.
(b)  Ratios are based on average daily net assets of $416,718,400.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended March 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended March 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended March 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Tax-Free Intermediate Fund and Board of Trustees of AIM Tax-Exempt Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund at March 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                    /s/ ERNST & YOUNG LLP

                       May 10, 2001
                       Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Tax-Free Intermediate Fund (the "Fund"), a portfolio of AIM Tax-Exempt Funds, Inc., a Maryland corporation (the "Company"), reorganized as AIM Tax-Exempt Funds, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1)* To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provides for the reorganization of the Company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                                     Withheld/
        Directors/Matter                                              Votes For     Abstentions
        ----------------                                              ---------     -----------
(1)*    Charles T. Bauer............................................  79,445,834     1,848,446
        Bruce L. Crockett...........................................  79,456,162     1,838,118
        Owen Daly II................................................  79,446,636     1,847,644
        Edward K. Dunn, Jr..........................................  79,460,479     1,833,801
        Jack M. Fields..............................................  79,448,895     1,833,801
        Carl Frischling.............................................  79,460,915     1,845,385
        Robert H. Graham............................................  79,460,479     1,833,365
        Prema Mathai-Davis..........................................  79,456,098     1,838,182
        Lewis F. Pennock............................................  79,460,479     1,833,801
        Louis S. Sklar..............................................  79,435,407     1,858,873

                                                                                                      Withheld/
        Matter                                                        Votes For     Votes Against    Abstentions
        ------                                                        ---------     -------------    -----------
(2)*    Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of AIM Tax-Exempt Funds,
        Inc. as a Delaware business trust...........................  61,498,975             1       19,805,304**
(3)     Approval of a new Master Investment Advisory Agreement with
        A I M Advisors, Inc.........................................  18,463,575       201,970       11,815,462**
(4)(a)  Approval of changing the Fundamental Restriction on Issuer
        Diversification.............................................  18,429,999       216,182       11,834,826**
(4)(b)  Approval of changing the Fundamental Restriction on
        Borrowing Money and Issuing Senior Securities...............  18,431,957       230,363       11,818,687**
(4)(c)  Approval of the Elimination of Fundamental Restriction on
        Purchasing Securities while Borrowings Exceed 5% of Total
        Assets......................................................  18,358,781       267,262       11,854,964**
(4)(d)  Approval of changing the Fundamental Restriction on
        Underwriting Securities.....................................  18,454,344       183,107       11,843,556**
(4)(e)  Approval of changing the Fundamental Restriction on Industry
        Concentration...............................................  18,434,290       201,588       11,845,129**
(4)(f)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Real Estate...........................  18,261,480       195,623       12,023,904**
(4)(g)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Commodities or Commodities Futures
        Contracts...................................................  18,444,603       213,166       11,823,238**
(4)(h)  Approval of changing the Fundamental Restriction on Making
        Loans.......................................................  18,440,607       205,388       11,835,012**
(4)(i)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's Assets in an Open-End Fund......  18,459,330       174,327       11,847,350**
(4)(j)  Approval of the Elimination of Fundamental Restriction on
        Margin Transactions, Short Sales of Securities and Puts,
        Calls, Straddles, Spreads or Combinations Thereof...........  18,336,684       311,305       11,833,018**
(4)(k)  Approval of the Elimination of Fundamental Restriction on
        Pledging, Mortgaging or Hypothecating Assets................  18,299,216       313,689       11,868,102**
(4)(l)  Approval of changing the Fundamental Investment Restriction
        on Investing in Tax-Exempt Securities.......................  18,460,509       168,500       11,851,998**
(4)(m)  Approval of the Elimination of Fundamental Restriction on
        Purchasing Private Activity Bonds...........................  18,370,338       234,859       11,875,810**
(5)     Approval of changing the Investment Objectives of the Fund
        and Making them Non-Fundamental.............................  18,408,495       199,393       11,873,119**
(6)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................  30,045,537       224,989          210,481

* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds, Inc.

** Includes Broker Non-Votes

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

BOARD OF TRUSTEES                               OFFICERS                               OFFICE OF THE FUND

Bruce L. Crockett                               Robert H. Graham                       11 Greenway Plaza
Director                                        Chairman and President                 Suite 100
ACE Limited;                                                                           Houston, TX 77046
Formerly Director, President, and               Carol F. Relihan
Chief Executive Officer                         Senior Vice President and              INVESTMENT ADVISOR
COMSAT Corporation                              Secretary
                                                                                       A I M Advisors, Inc.
Owen Daly II                                    Gary T. Crum                           11 Greenway Plaza
Formerly, Director                              Senior Vice President                  Suite 100
Cortland Trust, Inc.                                                                   Houston, TX 77046
                                                Dana R. Sutton
Albert R. Dowden                                Vice President and Treasurer           TRANSFER AGENT
Chairman of the Board of Directors,
Cortland Trust, Inc.                            Melville B. Cox                        A I M Fund Services, Inc.
and DHJ Media, Inc.;                            Vice President                         P.O. Box 4739
and Director, Magellan Insurance                                                       Houston, TX 77210-4739
Company                                         Karen Dunn Kelley
                                                Vice President                         CUSTODIAN
Edward K. Dunn Jr.
Chairman, Mercantile Mortgage Corp.;            Mary J. Benson                         The Bank of New York
Formerly Vice Chairman, President               Assistant Vice President and           90 Washington Street, 11th Floor
and Chief Operating Officer,                    Assistant Treasurer                    New York, NY 10286
Mercantile-Safe Deposit & Trust Co.;
and President, Mercantile Bankshares            Sheri Steward Morris                   COUNSEL TO THE FUND
                                                Assistant Vice President and
Jack M. Fields                                  Assistant Treasurer                    Ballard Spahr
Chief Executive Officer                                                                Andrews & Ingersoll, LLP
Twenty First Century Group, Inc.;               Juan E. Cabrera                        1735 Market Street
Formerly Member of the U.S. House of            Assistant Secretary                    Philadelphia, PA 19103
Representatives
                                                Jim Coppedge                           COUNSEL TO THE TRUSTEES
Carl Frischling                                 Assistant Secretary
Partner                                                                                Kramer, Levin, Naftalis & Frankel LLP
Kramer, Levin, Naftalis & Frankel LLP           Renee A. Friedli                       919 Third Avenue
                                                Assistant Secretary                    New York, NY 10022
Robert H. Graham
Director, President and Chief Executive         P. Michelle Grace                      DISTRIBUTOR
Officer A I M Management Group                  Assistant Secretary
Inc.                                                                                   A I M Distributors, Inc.
                                                John H. Lively                         11 Greenway Plaza
Prema Mathai-Davis                              Assistant Secretary                    Suite 100
Member, Visiting Committee,                                                            Houston, TX 77046
Harvard University Graduate                     Nancy L. Martin
School of Education, New School                 Assistant Secretary                    AUDITORS
University; Formerly, Chief Executive
Officer, YWCA of the U.S.A.                     Ofelia M. Mayo                         Ernst & Young LLP
                                                Assistant Secretary                    1221 McKinney
Lewis F. Pennock                                                                       Houston, TX 77010
Partner, Pennock & Cooper                       Lisa A. Moss
                                                Assistant Secretary
Louis S. Sklar
Executive Vice President,                       Kathleen J. Pflueger
Development and Operations,                     Assistant Secretary
Hines Interests
Limited Partnership                             Stephen R. Rimes
                                                Assistant Secretary

                                                Timothy D. Yang
                                                Assistant Secretary

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2001.

AIM Tax-Free Intermediate Fund paid ordinary dividends in the amount of $0.492 per share during its tax year ended March 31, 2001. Of this amount, 99.49% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

THE AIM FAMILY OF FUNDS--Registered Trademark--


                     EQUITY FUNDS

    DOMESTIC EQUITY FUNDS              INTERNATIONAL/GLOBAL EQUITY FUNDS         A I M Management Group Inc. has provided
                                                                                 leadership in the mutual fund industry since
       MORE AGGRESSIVE                        MORE AGGRESSIVE                    1976 and managed approximately $154 billion
                                                                                 in assets for nine million shareholders,
AIM Small Cap Opportunities            AIM Latin American Growth                 including individual investors, corporate
AIM Mid Cap Opportunities              AIM Developing Markets                    clients and financial institutions, as of
AIM Large Cap Opportunities(1)         AIM European Small Company                March 31, 2001.
AIM Emerging Growth                    AIM Asian Growth                             The AIM Family of Funds--Registered
AIM Small Cap Growth(2)                AIM Japan Growth                          Trademark-- is distributed nationwide, and
AIM Aggressive Growth                  AIM International Emerging Growth         AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth                     AIM European Development                  complex in the United States in assets under
AIM Small Cap Equity                   AIM Euroland Growth                       management, according to Strategic Insight,
AIM Capital Development                AIM Global Aggressive Growth              an independent mutual fund monitor.
AIM Constellation                      AIM International Equity                     AIM is a subsidiary of AMVESCAP PLC, one of
AIM Dent Demographic Trends            AIM Advisor International Value           the world's largest independent financial
AIM Select Growth                      AIM Worldwide Spectrum                    services companies with $370 billion in assets
AIM Large Cap Growth                   AIM Global Trends                         under management as of March 31, 2001.
AIM Weingarten                         AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                 MORE CONSERVATIVE
AIM Charter
AIM Value                                   SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                               MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                           AIM New Technology
AIM Advisor Flex                       AIM Global Telecommunications and Technology
                                       AIM Global Infrastructure
      MORE CONSERVATIVE                AIM Global Resources
                                       AIM Global Financial Services
                                       AIM Global Health Care
                                       AIM Global Consumer Products and Services
                                       AIM Advisor Real Estate
                                       AIM Global Utilities

                                             MORE CONSERVATIVE

                          FIXED-INCOME FUNDS

   TAXABLE FIXED-INCOME FUNDS          TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Strategic Income                   AIM High Income Municipal
AIM High Yield II                      AIM Tax-Exempt Bond of Connecticut
AIM High Yield                         AIM Municipal Bond
AIM Income                             AIM Tax-Free Intermediate
AIM Global Income                      AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government
AIM Limited Maturity Treasury                MORE CONSERVATIVE
AIM Money Market

      MORE CONSERVATIVE

The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (2)AIM Small Cap Growth Fund is closed to new investors.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARD LOGO APPEARS HERE]                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

A I M Distributors, Inc.                                                TFI-AR-1